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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY 10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Wendy Skjerven,           St. Paul, Minnesota,   November 10, 2011
   -------------------------------    --------------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   37
                                        --------------------

Form 13F Information Table Value Total:              245,567
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number   Name

    01        28-29                  ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------   ------------------------------------------

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER                   TITLE OF CLASS  CUSIP      VALUE       SHARES    SH/  PUT/  INVESTMT OTHER    VOTING AUTHORITY
                                                            (X$1000)    PRN/AMT   PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED    NONE
AT&T INC                         COMM            00206R102       385     13,500   SH         SHARED                     13,500
APPROACH RESOURCES INC           COMM            03834A103       189     11,096   SH         SHARED                     11,096
BAYTEX ENERGY CORP               COMM            07317Q105     1,262     28,800   SH         SHARED                     28,800
BOARDWALK PIPELINE PARTNERS LP   COMM            096627104    12,289    479,300   SH         SHARED                    479,300
BUCKEYE PARTNERS LP              COMM            118230101     1,219     19,500   SH         SHARED                     19,500
CANADIAN NATIONAL RAILWAY        COMM            136375102     1,576     22,500   SH         SHARED                     22,500
CANADIAN PACIFIC RAILWAY         COMM            13645T100     1,399     27,700   SH         SHARED                     27,700
CENOVUS ENERGY INC               COMM            15135U109     1,388     43,000   SH         SHARED                     43,000
EL PASO PIPELINE PARTNERS LP     COMM            283702108    14,035    395,700   SH         SHARED                    395,700
ENBRIDGE INC                     COMM            29250N105     1,796     53,700   SH         SHARED                     53,700
ENBRIDGE ENERGY PARTNERS LP      COMM            29250R106    17,619    641,400   SH         SHARED                    641,400
ENTERPRISE PRODUCTS PARTNERS LP  COMM            293792107    31,233    777,916   SH         SHARED                    777,916
GEOMET INC                       COMM            37250U201        16     22,113   SH         SHARED                     22,113
JAZZ PHARMACEUTICALS INC         COMM            472147107        74      1,775   SH         SHARED                      1,775
KINDER MORGAN MANAGEMENT LLC     COMM            49455U100    22,807    388,584   SH         SHARED                    388,584
MAGELLAN MIDSTREAM PARTNERS LP   COMM            559080106    27,367    453,100   SH         SHARED                    453,100
MARKWEST ENERGY PARTNERS LP      COMM            570759100     5,284    115,000   SH         SHARED                    115,000
MAXLINEAR INC - CLASS A          COMM            57776J100        45      6,989   SH         SHARED                      6,989
MOTRICITY INC                    COMM            620107102         8      4,481   SH         SHARED                      4,481
NATL WESTMINSTER BK PLC
 SER C 7.76%                     PREF            638539882     7,156    400,000   SH         SHARED                    400,000
NUSTAR ENERGY LP                 COMM            67058H102     6,593    126,100   SH         SHARED                    126,100
ONEOK PARTNERS LP                COMM            68268N103    21,655    464,500   SH         SHARED                    464,500
PENN WEST PETROLEUM LTD          COMM            707887105       653     42,000   SH         SHARED                     42,000
PLAINS ALL AMER PIPELINE LP      COMM            726503105    21,901    371,700   SH         SHARED                    371,700
PROGRESS ENERGY INC              COMM            743263105     2,457     47,500   SH         SHARED                     47,500
PROVIDENT ENERGY LTD             COMM            74386V100     1,060    123,500   SH         SHARED                    123,500
ROYAL BK OF SCOTLAND PLC
 PFD 6.25% SER P                 PREF            780097762       840     80,000   SH         SHARED                     80,000
SOUTHERN COMPANY                 COMM            842587107     4,745    112,000   SH         SHARED                    112,000
SPECTRA ENERGY PARTNERS LP       COMM            84756N109     1,834     65,000   SH         SHARED                     65,000
SUNCOR ENERGY INC                COMM            867224107     1,113     41,600   SH         SHARED                     41,600
SUNOCO LOGISTICS PARTNERS LP     COMM            86764L108     7,433     84,000   SH         SHARED                     84,000
TECK RESOURCES LTD CLASS B       COMM            878742204       612     19,800   SH         SHARED                     19,800
TRANSCANADA CORP                 COMM            89353D107     1,642     38,600   SH         SHARED                     38,600
VERIZON COMMUNICATIONS INC       COMM            92343V104     1,030     28,000   SH         SHARED                     28,000
VONAGE HOLDINGS CORP             COMM            92886T201        26     10,089   SH         SHARED                     10,089
XCEL ENERGY INC                  COMM            98389B100     4,740    192,000   SH         SHARED                    192,000
ALTERRA CAPITAL HOLDINGS LTD     COMM            G0229R108    20,086  1,058,833   SH         SHARED                  1,058,833